Parent Company Only Condensed Financial Information - Additional Information (Detail) ¥ in Thousands			12 Months Ended
	Sep. 29, 2017 USD ($)	Aug. 17, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Aug. 17, 2017 USD ($)
Condensed Financial Statements, Captions [Line Items]
Operating leases, total rental expenses			$ 20,020,000	¥ 137,649	¥ 89,780	¥ 93,869
Proceeds from issuance of Notes, net					1,936,154
Bonds 7% Due 2020
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount | $	$ 100,000,000						$ 200,000,000
Debt instrument, stated rate	7.00%						7.00%
Debt instrument, maturity date	Aug. 17, 2020	Aug. 17, 2020
Debt instrument, frequency of periodic payment		Payable semi-annually in arrears on August 17 and February 17 in each year
Debt instrument, premium price	1.0004
Debt instrument, effective yield	6.98%
Proceeds from issuance of Notes, net		¥ 1,926,419
Parent Company | UNITED STATES
Condensed Financial Statements, Captions [Line Items]
Operating leases, total rental expenses			$ 1,578,000	¥ 10,848	¥ 5,366	¥ 15,824
Operating leases, expiration date			Mar. 01, 2025	Mar. 01, 2025
Parent Company | Bonds 7% Due 2020
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount | $	$ 100,000,000						$ 200,000,000
Debt instrument, stated rate	7.00%						7.00%
Debt instrument, maturity date			Aug. 17, 2020	Aug. 17, 2020
Debt instrument, frequency of periodic payment			Notes is payable semi-annually in arrears on August 17 and February 17 in each year	Notes is payable semi-annually in arrears on August 17 and February 17 in each year
Debt instrument, date of first required payment			Feb. 17, 2018	Feb. 17, 2018
Debt instrument, premium price	1.0004
Debt instrument, effective yield	6.98%
Proceeds from issuance of Notes, net				¥ 1,926,419